SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended			25 Months Ended
	Mar. 01, 2023	Feb. 28, 2023 USD ($) vessel	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 16, 2023 $ / shares
Subsequent Event [Line Items]
Gain on sale of assets				$ 34,185	$ 9,788	$ 0
Principal amount				230,400
Dividends				$ 16,273	$ 0	$ 450
Subsequent Event
Subsequent Event [Line Items]
Dividends payable (in USD per share) | $ / shares									$ 0.20
Subsequent Event | Golden Strength
Subsequent Event [Line Items]
Gain on sale of assets			$ 2,700
Subsequent Event | Newcastlemax Vessels
Subsequent Event [Line Items]
Number of vessels acquired | vessel		6
Consideration		$ 291,000
Average age of acquired assets (in years)		2 years 6 months
Duration of time charter		36 months
Average fixed net time charter rate		$ 21
Subsequent Event | TFG Marine
Subsequent Event [Line Items]
Repayments of loans receivable from related party		900
Dividends		$ 4,900
Subsequent Event | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Variable interest rate	1.90%
Subsequent Event | $250.0M Credit Facility
Subsequent Event [Line Items]
Principal amount			250,000				$ 250,000
Subsequent Event | $250.0M Credit Facility | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Variable interest rate							1.85%
Subsequent Event | $233.0M Credit Facility
Subsequent Event [Line Items]
Principal amount								$ 233,000
Expiration period of line of credit facility	2 years
Subsequent Event | $93.75M Credit Facility
Subsequent Event [Line Items]
Principal amount			93,750				$ 93,750
Subsequent Event | $131.79M Credit Facility
Subsequent Event [Line Items]
Principal amount			131,790				131,790
Subsequent Event | $155.3M Credit Facility
Subsequent Event [Line Items]
Principal amount			$ 155,300				$ 155,300